Share capital, share premium and own shares (Tables)	6 Months Ended
Jun. 30, 2021
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	30 Jun 2021			31 Dec 2020
	Number of			Number of
	ordinary	Share	Share	ordinary	Share	Share
Issued shares of 5p each	shares	capital	premium	shares	capital	premium
fully paid:		$m	$m		$m	$m
Balance at beginning of period	2,609,489,702	173	2,637	2,601,159,949	172	2,625
Shares issued under share-based schemes	6,121,839	—	8	8,329,753	1	12
Balance at end of period	2,615,611,541	173	2,645	2,609,489,702	173	2,637

Summary of options outstanding under save as you earn schemes to subscribe for shares

Options outstanding under save as you earn schemes to subscribe for shares at each period end shown below are as follows:

	Number of shares	Share price range				Exercisable
	to subscribe for	from		to		by year
30 Jun 2021	1,774,131	964	p	1,455	p	2026
31 Dec 2020	2,320,320	964	p	1,455	p	2026

Summary of purchases of own shares in respect of employee incentive plans

	Number of shares
	purchased	Cost*
	(in millions)	$m
Half year 2021	2.8	60.1
Full year 2020	6.3	83.0
*	The cost in USD shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased.